Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes [Abstract]
INCOME TAXES

NOTE 11 - INCOME TAXES

The components of income taxes are summarized as follows:

	Years Ended March 31,
	2013	2012	2011
	(In Thousands)
Current tax expense:
Federal income	$2,767	$3,804	$4,592
State income	541	636	271

Total Current Income Tax Expense	3,308	4,440	4,863
Deferred tax expense (benefit):
Federal income	111	(313)	(501)
State income	8	48	514

Total Deferred Income Tax Expense (Benefit)	119	(265)	13

Total Income Tax Expense	$3,427	$4,175	$4,876

The following table presents a reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before income taxes:

	Years Ended March 31,
	2013	2012	2011
	(Dollars In Thousands)
Federal income tax at the statutory rate	$3,413	$4,098	$4,654
Increase (decrease) in income taxes resulting from:
New Jersey income tax, net of federal income tax effect	363	451	518
Bank owned life insurance income	(314)	(293)	(299)
Change in tax rate	—	(79)	—
Other, net	(35)	(2)	3

Total Income Tax Expense	$3,427	$4,175	$4,876

Effective income tax rate	34.1%	34.6%	35.6%

Deferred tax assets and liabilities consisted of the following:

	March 31,
	2013	2012
	(In Thousands)
Deferred income tax assets:
Pension costs	$961	$1,033
Allowance for loan losses	1,021	854
Benefit plans	21	21
Depreciation	164	174
Post-retirement benefits and healthcare obligations	418	303
Non-qualified benefit plans	601	573
Employee Stock Ownership Plan	327	334
Supplemental Executive Retirement Plan	145	134
Writedown on land held for sale	—	226
Other	220	230

Total Deferred Tax Assets	3,878	3,882
Deferred income tax liabilities:
Net unrealized gain on securities available for sale	(288)	(730)

Net Deferred Tax Asset Included in Other Assets	$3,590	$3,152

Retained earnings at March 31, 2013 and 2012, includes approximately $6.4 million of tax bad debt deductions for which deferred taxes have not been provided. Reduction of such amount for purposes other than bad debt losses, including non-dividend distributions, will result in income for tax purposes only, and will be subject to income tax at the then current rate. The Company does not intend to make non-dividend distributions that would result in a recapture of any portion of its bad debt reserves.